UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  November 1, 2005
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  60

Form 13F Information Table Value Total:  133,459


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      1774   24181  SH       SOLE       NONE     0    0       24181
Abbott Labs              COM            002824100      2702   63729  SH       SOLE       NONE     0    0       63729
Air Prod & Chemical	 COM		009158106	847   15355  SH	      SOLE	 NONE	  0    0       15355
Alleghany Corp-Del	 COM		017175100	375    1226  SH	      SOLE	 NONE	  0    0	1226
American Int'l Group     COM            026874107      5351   86361  SH       SOLE       NONE     0    0       86361
American Std Inc Del	 COM		029712106	819   17589  SH	      SOLE       NONE     0    0       17589
Amgen Inc                COM            031162100      1784   22390  SH       SOLE       NONE     0    0       22390
Anheuser Busch           COM            035229103      2840   65985  SH       SOLE       NONE     0    0       65985
Applied Materials Inc    COM            038222105      1661   97941  SH       SOLE       NONE     0    0       97941
Automatic Data Processi  COM            053015103      2542   59065  SH       SOLE       NONE     0    0       59065
Bank of America		 COM		060505104	285    6758  SH	      SOLE	 NONE	  0    0	6758
Berkshire Hathaway       Class B        084670207      4848    1775  SH       SOLE       NONE     0    0        1775
Capital One Financial	 COM		14040H105	208    2612  SH	      SOLE	 NONE	  0    0	2612
Chevron Corp	         COM            166764100      3091   47748  SH       SOLE       NONE     0    0       47748
Cisco Systems Inc	 COM		17275R102	740   41275  SH	      SOLE       NONE     0    0       41275
Citigroup                COM            172967101      6818  149771  SH       SOLE       NONE     0    0      149771
Corning Inc              COM            219350105      1481   76632  SH       SOLE       NONE     0    0       76632
Countrywide Financial	 COM		222372104	363   10998  SH	      SOLE	 NONE	  0    0       10998
CVS Corp		 COM		126650100      2019   69600  SH	      SOLE	 NONE	  0    0       69600
Dell Computer Corp	 COM		24702R101      1469   42966  SH	      SOLE	 NONE	  0    0       42966
E M C Corp Mass		 COM		268648102	652   50390  SH	      SOLE	 NONE	  0    0       50390
Eli Lilly                COM            532457108       425    7946  SH       SOLE       NONE     0    0        7946
Encana Corp		 COM		292505104      2192   37585  SH	      SOLE	 NONE	  0    0       37585
Equity Office Property	 COM		294741103	457   13983  SH	      SOLE	 NONE	  0    0       13983
Exxon Mobil              COM            30231G102      4204   66159  SH       SOLE       NONE     0    0       66159
FEDEX Corp               COM            31428X106      1647   18903  SH       SOLE       NONE     0    0       18903
Fifth Third Bancorp      COM            316773100       471   12803  SH       SOLE       NONE     0    0       12803
First Data Corp          COM            319963104      5294  132338  SH       SOLE       NONE     0    0      132338
Flextronics InternationalCOM		Y2573F102	129   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      7512  223092  SH       SOLE       NONE     0    0      223092
Hershey Foods Corp	 COM		427866108      1012   17970  SH       SOLE       NONE	  0    0       17970
IBM                      COM            459200101      5088   63427  SH       SOLE       NONE     0    0       63427
Intel                    COM            458140100      4321  175290  SH       SOLE       NONE     0    0      175290
iShares Russell 2000 Ind COM		464287655      1823   27457  SH	      SOLE	 NONE	  0    0       27457
iShares Russell Midcap   COM		464287499      2091   24164  SH	      SOLE	 NONE	  0    0       24164
J.P. Morgan Chase & Co.  COM            46625H100      3306   97435  SH       SOLE       NONE     0    0       97435
Jefferson Pilot          COM            475070108      1955   38210  SH       SOLE       NONE     0    0       38210
Johnson & Johnson        COM            478160104      5129   81059  SH       SOLE       NONE     0    0       81059
Johnson Controls         COM            478366107      3204   51633  SH       SOLE       NONE     0    0       51633
Medtronic		 COM		585055106      1268   23645  SH	      SOLE	 NONE	  0    0       23645
MGIC Investment Corp     COM            552848103      1658   25826  SH       SOLE       NONE     0    0       25826
Microsoft Corp           COM            594918104      4067  158077  SH       SOLE       NONE     0    0      158077
Oracle Corp              COM            68389X105      2227  179599  SH       SOLE       NONE     0    0      179599
Pepsico Inc              COM            713448108      3259   57472  SH       SOLE       NONE     0    0       57472
Pfizer Inc.              COM            717081103      2685  107519  SH       SOLE       NONE     0    0      107519
Pitney Bowes Inc         COM            724479100       295    7061  SH       SOLE       NONE     0    0        7061
Proctor & Gamble         COM            742718109      5637   94807  SH       SOLE       NONE     0    0       94807
Staples Inc		 COM		855030102      1325   62159  SH	      SOLE	 NONE	  0    0       62159
The St Paul Companies I  COM            792860108       592   13204  SH       SOLE       NONE     0    0       13204
United Parcel Service    Class B        911312106      1463   21159  SH       SOLE       NONE     0    0       21159
US Bancorp Del Com New	 COM		902973304	254    9062  SH	      SOLE	 NONE	  0    0	9062
Varian Medical Systems   COM            92220P105      3257   82446  SH       SOLE       NONE     0    0       82446
Virginia Community Bank	 COM		927786103	215    5000  SH	      SOLE	 NONE	  0    0	5000
Walgreen Co		 COM		931422109	266    6115  SH	      SOLE	 NONE	  0    0	6115
Wal-Mart                 COM            931142103      1947   44432  SH       SOLE       NONE     0    0       44432
Washington Mutual        COM            939322103      2896   73838  SH       SOLE       NONE     0    0       73838
Wells Fargo              COM            949746101      3002   51250  SH       SOLE       NONE     0    0       51250
Wrigley Wm Jr Co         COM            982526105      1705   23726  SH       SOLE       NONE     0    0       23726
Wyeth                    COM            983024100      1462   31589  SH       SOLE       NONE     0    0       31589
Zimmer Holdings Inc      COM            98956P102      1050   15236  SH       SOLE       NONE     0    0       15236
